Shareholders' Equity (Details) - USD ($)				6 Months Ended
	Sep. 30, 2023	Jul. 03, 2023	Aug. 07, 2020	Mar. 31, 2024	Jul. 27, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 11, 2019
Shareholders’ Equity [Line Items]
Ordinary shares	166,666,666			166,666,666
Ordinary shares par value (in Dollars per share)	$ 0.01875			$ 0.01875
Ordinary shares issued	3,625,000			3,645,974
Ordinary issued shares				3,645,974
Share capital (in Dollars)		$ 3,125,000
Preferred shares		100,000,000			16,666,666.6666
Preferred shares par value (in Dollars per share)		$ 0.003125			$ 0.01875
Issued shares		10
Outstanding shares		10
Ordinary shares outstanding	3,625,000			3,645,974
Offering price percentage				110.00%
Reserve is equal percentage				50.00%
Minimum [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars)		$ 312,500
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.003125			$ 0.01875
Share capital (in Dollars)		$ 3,125,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				3,645,974
Ordinary shares outstanding	3,625,000			3,645,974		3,625,000	3,625,000
Universe INC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.003125
Ordinary issued shares				16,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		90,000,000			900,000,000
Ordinary shares par value (in Dollars per share)		$ 0.003125
Ordinary shares issued					3,625,000
Price per share (in Dollars per share)		$ 0.003125
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		90,000,000			150,000,000
Ordinary shares par value (in Dollars per share)		$ 0.003125			$ 0.003125
Ordinary shares issued					21,750,000
Share capital (in Dollars)		$ 312,500
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		900,000,000			150,000,000
Ordinary shares par value (in Dollars per share)		$ 0.003125			$ 0.003125
Ordinary shares issued					21,750,000
Ordinary issued shares					3,625,000
Ordinary Shares [Member] | Universe INC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares			100,000,000					50,000
Ordinary shares par value (in Dollars per share)			$ 0.003125					$ 1
Ordinary shares issued			16,000,000					50,000
Ordinary issued shares			50,000
Original shares par value (in Dollars per share)			$ 1
Ordinary shares outstanding description				As a result of this forward split of the outstanding ordinary shares at a ratio of 320-for-1 share, a total of 16,000,000 shares were issued and outstanding after the split.
Ordinary Shares [Member] | Resolve Ratio (3) [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares					900,000,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares		10,000,000			100,000,000
Preferred shares par value (in Dollars per share)		$ 0.003125			$ 0.003125
Preferred Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Preferred shares		10,000,000			100,000,000
Preferred shares par value (in Dollars per share)		$ 0.003125			$ 0.003125
Preferred Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Preferred shares		100,000,000			16,666,666.6666
Preferred shares par value (in Dollars per share)		$ 0.003125			$ 0.01875
Common Stock One [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					0.01875
Common Stock One [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					0.003125
Common Stock One [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.01875
Underwriter warrants [Member]
Shareholders’ Equity [Line Items]
Price per warrant (in Dollars per share)				$ 0.001
Ordinary shares percentage				6.00%
Exercise price amount (in Dollars per share)				$ 5.5
Offering price per share (in Dollars per share)				$ 5
Underwriter warrants [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary issued shares				300,000
Statutory Reserve and Restricted Net Assets [Member]
Shareholders’ Equity [Line Items]
Statutory surplus percentage				10.00%
Restricted amounts (in Dollars)				$ 2,439,535
Restricted net assets (in Dollars)	$ 31,786,663